Preferred and Common Stock - Series C Convertible Preferred Stock (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 07, 2019 shares	Mar. 30, 2011 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Common Stock
Conversion of Stock, Shares issued	511,733		511,733
Common Stock | Exchange Agreement, Navios Holdings
Conversion of Stock, Shares converted		511,733
Series C Convertible Preferred Stock
Preferred Stock
Preferred stock shares issued			0	1,000
Preferred stock shares outstanding			0	1,000
Series C Convertible Preferred Stock | Exchange Agreement, Navios Holdings
Conversion of Stock, Shares issued		1,000
Preferred Stock
Conversion ratio		512